Financial Instruments (Schedule of Aging of Financial Assets) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cost [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₪ 2,500	₪ 3,365
Cost [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,272	3,108
Cost [Member] | Past due less than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85	111
Cost [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143	146
Devaluation [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177	186
Devaluation [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	35
Devaluation [Member] | Past due less than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30	32
Devaluation [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₪ 115	₪ 119